Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

The provision for income taxes consisted of the following for the years ended December 31:

(Dollars in thousands)	2016	2015	2014

Current	$2,973	$2,564	$2,393
Deferred	(4)	83	175

Total income tax provision	$2,969	$2,647	$2,568

The income tax provision attributable to income from operations differed from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2016	2015	2014

Expected provision using statutory federal income tax rate	$3,300	$2,947	$2,874
Tax-exempt income on state and municipal securities and political subdivision loans	(241)	(216)	(188)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	5	4	4
Tax-exempt income on bank-owned life insurance	(94)	(92)	(90)
Other	(1)	4	(32)

Total income tax provision	$2,969	$2,647	$2,568

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 were as follows:

(Dollars in thousands)	2016	2015

Allowance for loan losses	$1,957	$1,743
Net operating loss carryforward	84	213
Unrealized loss on securities available-for-sale	450	215
Other	29	41

Deferred tax assets	2,520	2,212

Premises and equipment	(384)	(359)
Federal Home Loan Bank stock dividends	(609)	(609)
Deferred loan fees	(362)	(326)
Prepaid expenses	(182)	(193)
Other	(380)	(361)

Deferred tax liabilities	(1,917)	(1,848)

Net deferred tax asset	$603	$364

The Company has a net operating loss tax carryforward of approximately $248 thousand, as of December 31, 2016. The net operating loss carryforward can be used to offset future taxable income and will begin to expire in tax year 2026. No additional valuation allowance is deemed necessary in view of certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company’s earnings.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statements of Income. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years prior to 2013.